CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS DEFICIT (Unaudited) - USD ($)	Total	Common Stock	Series A Preferred Stock [Member]	Additional Paid-In Capital	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2019		10,000,000
Balance, amount at Dec. 31, 2019	$ (85,582)	$ 10,000	$ 0	$ 0	$ (553)	$ (95,029)
Shares issued for acquisition of legal acquirer, shares		310,868,500
Shares issued for acquisition of legal acquirer, amount	0	$ 310,869	0	0	0	310,869
Issuance of shares for service rendered, shares		19,400,000
Issuance of shares for service rendered, amount	4,074,000	$ 19,400	0	4,054,600	0	0
Foreign currency translation adjustment	(331)	0	0	0	(331)	0
Net loss for the year	(4,148,947)	$ 0	0	0	0	(4,148,947)
Balance, shares at Dec. 31, 2020		340,268,500
Balance, amount at Dec. 31, 2020	(160,860)	$ 340,269	0	4,054,600	(884)	(4,554,845)
Foreign currency translation adjustment	309	0		0	309	0
Net loss for the year	(39,408)	$ 0		0	0	(39,408)
Balance, shares at Mar. 31, 2021		320,868,500
Balance, amount at Mar. 31, 2021	(199,959)	$ 320,869		4,054,600	(575)	(4,594,253)
Balance, shares at Dec. 31, 2020		340,268,500
Balance, amount at Dec. 31, 2020	(160,860)	$ 340,269	0	4,054,600	(884)	(4,554,845)
Issuance of shares for service rendered, shares		250,000
Issuance of shares for service rendered, amount	101,715	$ 250	0	101,465	0	0
Foreign currency translation adjustment	612	0	0		612	0
Net loss for the year	(287,763)	$ 0	$ 0			(287,763)
Conversion of common stock to preferred stock, shares		(169,000,000)	1
Conversion of common stock to preferred stock, amount	0	$ (169,000)	$ 0	169,000	0	0
Shares issued to convert the bond, shares		4,650,048
Shares issued to convert the bond, amount	38,197	$ 4,650		33,547
Balance, shares at Dec. 31, 2021		176,168,548	1
Balance, amount at Dec. 31, 2021	(308,099)	$ 176,169	$ 0	4,358,612	(272)	(4,842,608)
Foreign currency translation adjustment	1,109	0		0	1,109	0
Net loss for the year	(19,599)	$ 0		0	0	(19,599)
Balance, shares at Mar. 31, 2022		176,168,548
Balance, amount at Mar. 31, 2022	$ (326,589)	$ 176,169		$ 4,358,612	$ 837	$ (4,862,207)